Plant and equipment	12 Months Ended
Dec. 31, 2020
Plant and equipment
Plant and equipment

6.            Plant and equipment

		Computer
	Furniture	hardware				Production
	and	and		Leasehold	Right-of-	tooling
	equipment	software	Vehicles	Improvements	use assets	and molds	Total

Cost:
December 31, 2018	364,510	98,338	286,050	283,316	—	3,353,985	4,386,199
Additions	56,854	107,907	—	99,778	—	2,554,467	2,819,006
Adoption of IFRS 16	—	—	—	—	1,590,456	—	1,590,456
Disposals	—	(1,659)	—	—	—	—	(1,659)
Foreign exchange translation difference	16,994	4,584	13,336	13,209	—	156,374	204,497
December 31, 2019	438,358	209,170	299,386	396,303	1,590,456	6,064,826	8,998,499
Additions	32,937	208,294	1,090,673	64,495	465,312	1,738,462	3,600,173
Disposals/write off	—	—	(10,907)	(28,366)	—	(299,606)	(338,879)
Lease termination and derecognition[1,2]	—	—	—	—	(425,932)	—	(425,932)
Foreign exchange translation difference	6,528	3,734	5,445	2,944	30,262	110,287	159,200
December 31, 2020	477,823	421,198	1,384,597	435,376	1,660,098	7,613,969	11,993,061

Amortization:
December 31, 2018	170,132	48,423	158,672	84,569	—	—	461,796
Additions	60,159	50,611	90,519	94,087	512,902	—	808,278
Disposals	—	(967)	—	—	—	—	(967)
Foreign exchange translation difference	7,932	2,257	7,397	3,943	—	—	21,529
December 31, 2019	238,223	100,324	256,588	182,599	512,902	—	1,290,636

Additions	67,030	96,191	41,005	112,591	414,102	903,756	1,634,675
Disposals/write off	—	—	(7,588)	(23,119)	—	(9,847)	(40,554)
Lease termination and derecognition[1,2]	—	—	—	—	(204,590)	—	(204,590)
Foreign exchange translation difference	4,068	1,816	4,667	1,685	10,350	—	22,586
December 31, 2020	309,321	198,331	294,672	273,756	732,764	893,909	2,702,753
Net book value:
December 31, 2019	200,135	108,846	42,798	213,704	1,077,554	6,064,826	7,707,863
December 31, 2020	168,502	222,867	1,089,925	161,620	927,334	6,720,060	9,290,308

[1] The Company entered into a sublease agreement for its office space in Los Angeles, USA, with effect from February 1, 2020. As a result of the sublease, the Company derecognized the right-of-use asset relating to the head lease with a cost of $298,708 and accumulated amortization of $120,131 (see Note 7 for further information on the net investment in sublease).

[2] The Company terminated one of its warehouse leases on January 31, 2020. As a result of the termination, the Company derecognized the right-of-use asset of the warehouse with a cost of $127,224 and accumulated amortization of $84,459 (see Note 10 for further information on the termination of the lease)

On September 18, 2017, the Company entered into a Manufacturing Agreement with Zongshen.  Under the Manufacturing Agreement, the Company agrees to reimburse Zongshen for the cost of prototype tooling and molds estimated to be CNY  ¥9.5 million ($1.4 million), which was payable on or before March 18, 2018, subject to a 10% holdback, and mass production tooling and molds estimated to be CNY ¥29 million ($4.3 million), which shall be payable as to 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds and 10% upon delivery to the Company of the first production vehicle.

As at December 31, 2020, the Company has commenced commercial production and delivered the first production vehicle. Therefore, the Company has paid 100% of the prototype tooling and molds with an actual cost of CNY ¥10.1 million ($1.7 million) and 80% of the mass production tooling and molds with an actual cost of CNY ¥40 million ($6.2 million). The unpaid amount of mass production tooling and molds is included in accrued liabilities as at December 31, 2020.

As assessed by the Company, the prototype and mass production tooling and molds with a net book value of $289,759 were written off in the year ended December 31, 2020 due to technical changes; as the molds cannot be adapted for use to produce the current version of the SOLO. The remaining prototype and mass production tooling and molds are estimated to be used for three years to produce the SOLO. These production tooling and molds will be depreciated on a straight-line basis over a three year period as the assets were custom built for the production of the current SOLO and will be retired at the end of the production run. The Company estimates that the residual value of the assets will be minimal at the end of the three year period. During the year ended December 31, 2020, $903,756  (2019 and 2018 - $Nil) was charged to amortization expenses. No amounts were allocated to inventory or charged to cost of goods sold during the period as the SOLOs completed as at December 31, 2020 are intended to be used as marketing vehicles for customers to test drive. The Company does not intend to sell these marketing vehicles to customers in future periods.

On October 16, 2017, the then CEO of the Company (the “Pledgor”) entered into a Share Pledge Agreement (“Share Pledge”) to guarantee the payment by the Company for the cost of the prototype tooling and molds estimated to be CNY ¥9.5 million ($1.4 million) to Zongshen through the pledge of 400,000 common shares of the Company. The Company approved its obligations under the Share Pledge and had agreed to reimburse the Pledgor on a one for one basis for any pledged shares realized by Zongshen. As at December 31, 2020, the Company has paid 100% of the cost of the prototype tooling and molds and, accordingly, the Share Pledge has been terminated.